UBS U.S. Allocation Fund (Prospectus Summary) | UBS U.S. Allocation Fund
UBS U.S. Allocation Fund
Investment objective
Total return, consisting of long-term capital appreciation and current income.

Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of

Class A shares if you or your family invest, or agree to invest in the future,

at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 18 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 46 of the fund's Statement of Additional Information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees UBS U.S. Allocation Fund	Class A	Class B	Class C	Class Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%	none	none	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	5.00%	1.00%	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%	1.00%
Exchange fee	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses UBS U.S. Allocation Fund	Class A	Class B	Class C	Class Y
Management fees	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.28%	0.32%	0.28%	0.24%
Total annual fund operating expenses	1.02%	1.81%	1.77%	0.73%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example UBS U.S. Allocation Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	648	857	1,082	1,729
Class B	684	869	1,180	1,728	[1]
Class C	280	557	959	2,084
Class Y	75	233	406	906
[1]	Reflects conversion to Class A shares after a maximum of 6 years.

Expense Example, No Redemption UBS U.S. Allocation Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	184	569	980	1,728	[1]
Class C	180	557	959	2,084
[1]	Reflects conversion to Class A shares after a maximum of 6 years.

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was 157%

of the average value of its portfolio.

Principal strategies
Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets

(plus borrowings for investment purposes, if any) in US fixed-income and equity securities. The following are the ranges within which the fund, under normal market circumstances, expects to allocate its assets among the various asset classes: (1) US equities--20-90%; (2) investment grade fixed income--0-70%; (3)

high yield fixed income--0-15%; and (4) cash equivalents--0-50%. The fund may exceed these ranges and may modify them in the future.

Investments in fixed-income securities, which are not subject to any credit rating or maturity limitations, may include debt securities of the US government, its agencies and instrumentalities; debt securities of US corporations; and mortgage-backed securities and asset-backed securities. There are different types of US government securities, including those issued or guaranteed by the US government, its agencies and its instrumentalities, and they have different types of government support. Some are supported by the full faith and credit of the US, while others are supported by (1) the ability of the issuer to borrow from the US Treasury; (2) the credit of the issuing agency,

instrumentality or government-sponsored entity; (3) pools of assets, such as mortgages; or (4) the US government in some other way.

Investments in equity securities may include dividend-paying securities, common stock and preferred stock. Equity investments may include large, intermediate and small capitalization companies.

The fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the fund's investment strategies. The derivatives in which the fund may invest include futures, index options, forward agreements, swap agreements (specifically, total return swaps, interest rate swaps, and credit default swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging)

purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices and forward agreements may also be used to adjust the fund's portfolio duration.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's investment advisor, actively manages the fund. As such, increased portfolio turnover may result in higher levels of brokerage commissions, transaction costs and taxable gains and may therefore adversely affect fund performance. The fund also may invest in other open-end investment companies advised by UBS Global AM in order to pursue its investment objective. The fund pays expenses associated with such investments.

Management process

The fund is a multi-asset fund and allocates its assets among the major domestic asset classes (US fixed-income, including US high yield (lower-rated)

securities, and US equities) based upon UBS Global AM's assessment of prevailing market conditions in the US and abroad. In determining the asset allocation of the fund, UBS Global AM may utilize fundamental valuation and market behavior indicators to construct the fund's portfolio.

Within the equity portion of the fund, UBS Global AM may focus on securities whose fundamental values (UBS Global AM's assessment of what a security is worth) it believes are greater than their market prices. UBS Global AM then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

UBS Global AM's fixed-income strategy combines judgments about the absolute value of the fixed-income universe and the relative value of issuer sectors,

maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed-income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings.

UBS Global AM manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the fund may make substantial temporary defensive investments in cash equivalents, which may affect its ability to pursue its investment objective.

Principal risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Asset allocation risk:  The risk that the fund may allocate assets to an asset category that underperforms other asset categories.

Interest rate risk:  An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates.

Prepayment risk:  The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling,

and the fund may have to reinvest those prepayments at lower interest rates.

When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

Equity risk:  Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Credit risk:  The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

High yield securities ("junk bonds") risk:  Lower-rated securities (the issuers of which are typically in poor financial health) are subject to higher risks than investment grade securities. For example, lower-rated securities may be (1)

subject to a greater risk of loss of principal and non-payment of interest

(including default by the issuer); (2) subject to greater price volatility; and

(3) less liquid than investment grade securities. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated fixed-income securities.

US government securities risk:  There are different types of US government securities with different levels of credit risk, including the risk of default,

depending on the nature of the particular government support for that security.

For example, a US government-sponsored entity, such as Federal National Mortgage

Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie

Mac"),although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Market risk:  The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Limited capitalization risk:  The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Derivatives risk:  The value of "derivatives"--so-called because their value

"derives" from the value of an underlying asset, reference rate or index--may rise or fall more rapidly than other investments. When using derivatives for non-hedging purposes, it is possible for the fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market and management risks. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity.

These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Risk associated with value investing:  Securities selection based on value orientation involves certain risks. Because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks,

value-oriented stocks generally may be more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Investment company risk:  Investments in open- or closed-end investment companies involve certain risks. The shares of other investment companies are subject to management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities.

Portfolio turnover risk:  The fund may engage in frequent trading, which can result in high portfolio turnover. A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is more likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

Valuation risk:  During periods of reduced market liquidity or in the absence of readily available market quotations, the ability of the fund to value the fund's securities becomes more difficult and the judgment of the fund's investment advisor may play a greater role in the valuation of the securities due to reduced availability of reliable objective pricing data.

Management risk:  The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of broad measures of market performance.

The UBS U.S. Allocation Fund Index, an unmanaged index compiled by UBS Global

AM, shows how the fund's performance compares to an index constructed as follows: from July 22, 1992 (the fund's inception) until February 29, 2004: 100%

S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index,

30% Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield

Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30%

Barclays Capital US Aggregate Index, and 5% BofA Merrill Lynch US High Yield

Cash Pay Constrained Index. The fund's past performance (before and after taxes)

is not necessarily an indication of how the fund will perform in the future.

This may be particularly true given that part of the bar chart and table reflects the fund's performance during periods when it employed a different investment strategy and had a different portfolio manager (prior to February 15,

2004). Consequently, only a portion of the historical information presented is attributable to the fund's current investment strategy. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements,

such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front end sales charge is not reflected in the average annual total returns table for Class C shares.

Total return on Class C shares

Total return of the fund January 1 to September 30, 2011: (6.74)%

Best quarter during calendar years shown--2Q, 2009: 17.27%

Worst quarter during calendar years shown--4Q, 2008: (23.66)%

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns UBS U.S. Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class A	Class A Return before taxes	7.13%	0.34%	0.41%	May 10, 1993
Class B	Class B Return before taxes	7.40%	0.19%	0.51%	Jan. 30, 1996
Class C	Class C Return before taxes	11.50%	0.72%	0.23%	Jul. 22, 1992
Class C After Taxes on Distributions	Class C Return after taxes on distributions	11.36%	0.28%	(0.06%)	Jul. 22, 1992
Class C After Taxes on Distributions and Sales	Class C Return after taxes on distributions and sale of fund shares	7.60%	0.39%	0.06%	Jul. 22, 1992
Class Y	Class Y Return before taxes	13.70%	1.83%	1.32%	May 10, 1993
S&P 500 Index	S&P 500 Index	15.06%	2.29%	1.41%
UBS U.S. Allocation Fund Index	UBS U.S. Allocation Fund Index (Indices reflect no deduction for fees, expenses or taxes)	14.15%	4.33%	2.34%